Exhibit 99.2

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2022,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2022, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2022, leases with a total base residual value of $47,798,438.36 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2022. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2022,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2022-	September	$705,268,888.36
	October	$620,940,138.36	$12,127,211.64	13.36%	$75,549,256.55	11.79%
	November	$576,360,993.73	$11,324,838.04	12.48%	$36,415,998.09	5.68%
	December	$524,876,897.69	$10,366,885.64	11.42%	$44,052,023.23	6.88%
2023-	January	$487,872,787.91	$9,689,286.39	10.68%	$29,987,426.55	4.68%
	February	$447,833,677.74	$8,940,268.80	9.85%	$33,583,082.54	5.24%
	March	$414,331,262.69	$8,331,418.57	9.18%	$27,451,325.36	4.28%
	April	$377,590,752.92	$7,655,671.77	8.43%	$31,194,161.32	4.87%
	May	$320,020,115.98	$6,552,902.37	7.22%	$52,939,768.42	8.26%
	June	$252,767,696.03	$5,233,178.73	5.77%	$63,648,006.17	9.93%
	July	$193,746,831.28	$4,057,926.95	4.47%	$56,249,139.50	8.78%
	August	$127,684,220.47	$2,719,287.26	300%.00	$64,329,119.32	10.04%
	September	$59,748,114.63	$1,333,358.99	1.47%	$67,252,441.48	10.50%
	October	$14,653,319.13	$374,682.76	0.41%	$45,024,145.51	7.03%
	November	$11,501,229.18	$300,507.41	0.33%	$2,926,172.10	0.46%
	December	$9,162,923.68	$240,230.43	0.26%	$2,156,639.10	0.34%
2024	January	$7,732,044.06	$200,985.04	0.22%	$1,276,567.25	0.20%
	February	$7,532,817.97	$199,455.34	0.22%	$39,137.20	0.01%
	March	$7,371,715.06	$199,455.34	0.22%	$0.00	0.00%
	April	$7,209,792.20	$199,455.34	0.22%	$0.00	0.00%
	May	$7,023,821.76	$198,757.64	0.22%	$23,921.00	0.00%
	June	$6,638,111.37	$191,999.98	0.21%	$229,432.10	0.04%
	July	$5,431,401.72	$159,597.35	0.18%	$1,080,856.00	0.17%
	August	$3,739,308.38	$111,048.96	0.12%	$1,608,654.00	0.25%
	September	$1,796,315.42	$53,915.06	0.06%	$1,908,086.00	0.30%
	October	$17,629.38	$531.35	0.00%	$1,787,286.00	0.28%
	November	$0.00	$0.00	0.00%	$17,719.00	0.00%

Total			$90,762,857.15	100.00%	$640,730,363.79	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$731,493,220.94

Ford Credit Auto Lease Trust 2021-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2022	Car	14	5.19%	$11,368	25.04%	59.75%
	CUV	73	6.13%	$10,150	26.90%	60.07%
	SUV	7	5.83%	$20,578	24.64%	52.38%
	Truck	19	5.54%	$9,009	17.44%	31.53%

	Total/Average	113	5.88%	$10,755	24.52%	52.44%

AUGUST 2022	Car	24	7.62%	$10,462	24.62%	60.19%
	CUV	102	6.87%	$9,237	22.42%	49.32%
	SUV	22	13.58%	$15,561	19.11%	40.71%
	Truck	23	5.36%	$7,616	14.09%	26.04%

	Total/Average	171	7.15%	$10,004	20.72%	44.54%

SEPTEMBER 2022	Car	24	7.41%	$10,524	26.08%	62.53%
	CUV	162	11.06%	$8,503	21.08%	45.22%
	SUV	18	11.92%	$14,513	17.81%	38.64%
	TRUCK	39	9.31%	$7,526	14.15%	26.60%

	Total/Average	243	10.30%	$8,991	19.78%	41.78%